UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Equity (Deficit)	Common Stock	Treasury Stock	APIC	AOCI	Accumulated Deficit
Common stock, beginning balance (in shares) at Dec. 31, 2024			456,477,820
Beginning balance at Dec. 31, 2024		$ 28,365	$ 456	$ (342)	$ 479,480	$ 3,344	$ (454,573)
Treasury Stock, beginning balance (in shares) at Dec. 31, 2024				(1,519,230)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (28,892)	(28,892)					(28,892)
Forgiveness of related party loan		5,217			5,217
Foreign currency translation	$ 256	256				256
Share-based compensation		988			988
Vested share-based compensation, net of shares withheld for taxes (in shares)			2,017,920
Vested share-based compensation, net of shares withheld for taxes		0	$ (2)		(2)
Share repurchase (in shares)				(529,650)
Stock Repurchased During Period, Value		(110)		$ (110)
Other equity adjustments		0			(92)	92
Common stock, ending balance (in shares) at Jun. 30, 2025			458,495,740
Treasury Stock, ending balance (in shares) at Jun. 30, 2025				(2,048,880)
Ending balance at Jun. 30, 2025		5,824	$ 458	$ (452)	485,591	3,692	(483,465)
Common stock, beginning balance (in shares) at Dec. 31, 2025	462,192,400		465,868,720
Beginning balance at Dec. 31, 2025		(17,502)	$ 465	$ (454)	487,481	3,648	(508,642)
Treasury Stock, beginning balance (in shares) at Dec. 31, 2025	(3,676,320)			(3,676,320)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (20,150)	(20,150)					(20,150)
Foreign currency translation	$ 162	162				162
Share-based compensation		967			967
Vested share-based compensation, net of shares withheld for taxes (in shares)			9,253,650
Vested share-based compensation, net of shares withheld for taxes		(164)	$ (9)		(173)
Common stock, ending balance (in shares) at Jun. 30, 2026	471,446,050		475,122,370
Treasury Stock, ending balance (in shares) at Jun. 30, 2026	(3,676,320)			(3,676,320)
Ending balance at Jun. 30, 2026		$ (36,687)	$ 474	$ (454)	$ 488,275	$ 3,810	$ (528,792)